Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The change in the carrying amount of goodwill for the three months ended March 31, 2022 is summarized as follows (in thousands):

Goodwill
Balance as of December 31, 2021	$3,641
Translation adjustments	(95)
Balance as of March 31, 2022	$3,546

The change in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 is summarized as follows (in thousands):

	December 31, 2021	December 31, 2020
Balance at beginning of the period	$3,912	$3,593
Translation adjustments	(271)	319
Balance at end of the period	$3,641	$3,912

Schedule of Intangible Assets

Intangible assets are comprised of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Developed technology	1.2	$1,081	$(862)	$219
Trademarks and domain name	13.2	23	-	23
Total	2.3	$1,104	$(862)	$242

	December 31, 2020
	Weighted Average Remaining Useful Life (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Developed technology	2.1	$1,161	$(658)	$503
Trademarks and domain name	14.2	23	-	23
Total	2.7	$1,184	$(658)	$526

Schedule of Intangible Assets Future Amortization Expense
Fiscal Year	Amortization Expense
2022	$189
2023	33
2024	2
2025	2
2026	2
Thereafter	14
Total	$242